Intangible assets and goodwill - Summary Of Impairment Testing For CGUs Containing Goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Southeast Asia Ride Hailing CGUs [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 606	$ 606
Malaysia Mart CGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	163	163
Indonesia Payment CGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	34	34
Multiple Units Without Significant Goodwill [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 4	$ 4